Related party balances and transactions	12 Months Ended
Dec. 31, 2025
Related party balances and transactions
Related party balances and transactions

18. Related party balances and transactions

Name of related parties	Relationship with the Company
Luo Min	Founder, chief executive officer and controlling shareholder of the Company
Key management and their immediate families	The Company’s key management and their immediate families

There were no significant related party transactions in 2023, 2024 and 2025.